Employee costs and share plans for employees - Reconciliation and weighted average value of awards (Details) EquityInstruments in Thousands	12 Months Ended
	Dec. 31, 2022 GBP (£) EquityInstruments	Dec. 31, 2022 USD ($) EquityInstruments	Dec. 31, 2021 GBP (£) EquityInstruments	Dec. 31, 2021 USD ($) EquityInstruments	Dec. 31, 2020 GBP (£) EquityInstruments	Dec. 31, 2020 USD ($) EquityInstruments
Ordinary shares | AstraZeneca Performance Share Plan
Share plans
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	3,459	3,459	3,045	3,045	2,859	2,859
Granted	1,059	1,059	1,275	1,275	932	932
Forfeited	(132)	(132)	(220)	(220)	(191)	(191)
Cancelled			(9)	(9)	(3)	(3)
Exercised	(756)	(756)	(632)	(632)	(552)	(552)
Number of other equity instruments outstanding in share-based payment arrangement at end of period	3,630	3,630	3,459	3,459	3,045	3,045
Weighted average fair value - granted | £	£ 83.28		£ 60.12		£ 66.64
Ordinary shares | AstraZeneca Global Restricted Stock Plan
Share plans
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	2,028	2,028	1,626	1,626	1,328	1,328
Granted	1,237	1,237	902	902	689	689
Forfeited	(190)	(190)	(158)	(158)	(113)	(113)
Cancelled			(1)	(1)
Exercised	(606)	(606)	(341)	(341)	(278)	(278)
Number of other equity instruments outstanding in share-based payment arrangement at end of period	2,469	2,469	2,028	2,028	1,626	1,626
Weighted average fair value - granted | £	£ 91.67		£ 68.93		£ 74.08
Ordinary shares | AstraZeneca Restricted Share Plan
Share plans
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	255	255	161	161	176	176
Granted	75	75	139	139	80	80
Forfeited	(25)	(25)	(18)	(18)	(6)	(6)
Exercised	(72)	(72)	(27)	(27)	(89)	(89)
Number of other equity instruments outstanding in share-based payment arrangement at end of period	233	233	255	255	161	161
Weighted average fair value - granted | £	£ 98.94		£ 74.15		£ 79.31
Ordinary shares | Astrazeneca Extended Incentive Plan
Share plans
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	282	282	300	300	282	282
Granted					18	18
Forfeited	(23)	(23)	(18)	(18)
Number of other equity instruments outstanding in share-based payment arrangement at end of period	259	259	282	282	300	300
Weighted average fair value - granted | £					£ 83.86
ADR shares | AstraZeneca Performance Share Plan
Share plans
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	5,178	5,178	4,791	4,791	5,206	5,206
Granted	2,339	2,339	2,082	2,082	1,767	1,767
Forfeited	(570)	(570)	(494)	(494)	(478)	(478)
Exercised	(1,223)	(1,223)	(1,201)	(1,201)	(1,704)	(1,704)
Number of other equity instruments outstanding in share-based payment arrangement at end of period	5,724	5,724	5,178	5,178	4,791	4,791
Weighted average fair value - granted | $		$ 55.73		$ 41.56		$ 43.24
ADR shares | AstraZeneca Global Restricted Stock Plan
Share plans
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	9,541	9,541	9,175	9,175	9,770	9,770
Granted	6,478	6,478	4,509	4,509	3,671	3,671
Forfeited	(1,627)	(1,627)	(1,254)	(1,254)	(1,077)	(1,077)
Cancelled	(3)	(3)	(8)	(8)	(9)	(9)
Exercised	(2,706)	(2,706)	(2,881)	(2,881)	(3,180)	(3,180)
Number of other equity instruments outstanding in share-based payment arrangement at end of period	11,683	11,683	9,541	9,541	9,175	9,175
Weighted average fair value - granted | $		$ 61.21		$ 47.75		$ 47.71
ADR shares | AstraZeneca Restricted Share Plan
Share plans
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	763	763	506	506	649	649
Granted	216	216	481	481	295	295
Forfeited	(136)	(136)	(42)	(42)	(79)	(79)
Exercised	(165)	(165)	(182)	(182)	(359)	(359)
Number of other equity instruments outstanding in share-based payment arrangement at end of period	678	678	763	763	506	506
Weighted average fair value - granted | $		$ 63.35		$ 53.96		$ 52.92
ADR shares | Astrazeneca Extended Incentive Plan
Share plans
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	195	195	65	65	65	65
Granted			175	175
Forfeited			(45)	(45)
Number of other equity instruments outstanding in share-based payment arrangement at end of period	195	195	195	195	65	65
Weighted average fair value - granted | $				$ 56.83